FINANCE COSTS (Details) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016
Borrowing costs [abstract]
Interest expense	$ 900,000	$ 5,900,000	$ 6,800,000	$ 19,900,000
Credit facility fees	900,000	400,000	2,100,000	1,200,000
Accretion expense	300,000	0	700,000	600,000
Finance costs	2,100,000	6,300,000	9,600,000	21,700,000
Interest paid	$ 0	$ 20,300,000	$ 16,500,000	$ 41,900,000